United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/23

Date of Reporting Period: Six months ended 04/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	21.0%
Consumer Discretionary	14.6%
Financials	14.2%
Health Care	9.5%
Information Technology	9.3%
Real Estate	7.4%
Materials	6.5%
Consumer Staples	4.3%
Utilities	3.6%
Energy	3.6%
Communication Services	2.1%
Cash Equivalents[2]	3.6%
Derivative Contracts[3]	0.1%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL[5]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400® Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.1%
		Communication Services—2.1%
744		Cable One, Inc.	$564,257
32,089	[2]	Frontier Communications Parent, Inc.	723,286
18,455		Iridium Communications, Inc.	1,171,339
24,656		New York Times Co., Class A	980,076
5,398		Nexstar Media Group, Inc., Class A	936,283
33,573		Tegna, Inc.	574,098
23,072	[2]	TripAdvisor, Inc.	409,066
6,775		Wiley (John) & Sons, Inc., Class A	261,312
4,810		World Wrestling Entertainment, Inc.	515,488
6,657	[2]	Ziff Davis, Inc.	486,893
		TOTAL	6,622,098
		Consumer Discretionary—14.6%
14,456	[2]	Adient PLC	534,005
38,319		Aramark	1,329,669
11,569		Autoliv, Inc.	992,736
4,723	[2]	AutoNation, Inc.	622,019
26,341		Block (H&R), Inc.	893,223
13,986		Boyd Gaming Corp.	970,628
10,127		Brunswick Corp.	858,668
18,247	[2]	Capri Holdings Ltd.	757,250
5,776		Carter’s, Inc.	402,992
3,756		Choice Hotels International, Inc.	478,965
4,151		Churchill Downs, Inc.	1,214,292
3,401		Columbia Sportswear Co.	284,120
8,877	[2]	Crocs, Inc.	1,097,819
29,183		Dana, Inc.	431,617
3,846	[2]	Deckers Outdoor Corp.	1,843,542
8,462		Dick’s Sporting Goods, Inc.	1,227,075
8,809	[2]	Five Below, Inc.	1,738,544
10,785		Foot Locker, Inc.	452,862
6,346	[2]	Fox Factory Holding Corp.	703,581
36,613	[2]	GameStop Corp.	706,265
27,670		Gap (The), Inc.	265,632
28,377		Gentex Corp.	782,921
26,567	[2]	Goodyear Tire & Rubber Co.	283,470
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
511		Graham Holdings Co.	$294,116
5,805	[2]	Grand Canyon Education, Inc.	689,053
18,873		Harley-Davidson, Inc.	700,188
3,769	[2]	Helen of Troy Ltd.	378,181
10,796	[2]	Hilton Grand Vacations, Inc.	462,069
10,977		KB HOME	481,012
9,536		Kohl’s Corp.	210,078
8,781		Lear Corp.	1,120,982
24,082		Leggett and Platt, Inc.	778,089
10,973	[2]	Light & Wonder, Inc.	661,562
3,261		Lithia Motors, Inc.	720,322
38,444		Macy’s, Inc.	628,175
5,328		Marriott Vacations Worldwide Corp.	716,936
60,365	[2]	Mattel, Inc.	1,086,570
2,777		Murphy USA, Inc.	764,314
24,961		Nordstrom, Inc.	385,897
8,737	[2]	Ollie’s Bargain Outlet Holding, Inc.	570,089
4,681		Papa Johns International, Inc.	350,092
23,386	[2]	Penn Entertainment, Inc.	696,669
7,792		Polaris, Inc., Class A	846,601
9,097		PVH Corp.	780,614
3,311	[2]	RH	844,735
22,284		Service Corp. International	1,564,114
19,236	[2]	Skechers USA, Inc., Class A	1,023,163
19,841	[2]	Taylor Morrison Home Corp.	854,949
20,710		Tempur Sealy International, Inc.	776,004
9,413		Texas Roadhouse, Inc.	1,041,266
24,536		The Wendy’s Co.	542,246
7,670		Thor Industries, Inc.	606,083
14,382		Toll Brothers, Inc.	919,154
5,412	[2]	TopBuild Corp.	1,220,298
13,077	[2]	Topgolf Callaway Brands Corp.	289,917
11,247		Travel + Leisure Co.	430,423
29,081	[2]	Under Armour, Inc., Class A	257,948
27,961	[2]	Under Armour, Inc., Class C	224,806
10,730	[2]	Victoria’s Secret & Co.	332,737
4,131	[2]	Visteon Corp.	579,951
9,691		Williams-Sonoma, Inc.	1,172,999
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
3,505		Wingstop, Inc.	$701,386
12,666		Wyndham Hotels & Resorts, Inc.	864,075
13,270	[2]	YETI Holdings, Inc.	523,502
		TOTAL	46,963,260
		Consumer Staples—4.3%
18,506	[2]	Bellring Brands, Inc.	666,031
19,469	[2]	BJ’s Wholesale Club Holdings, Inc.	1,486,847
6,118		Casey’s General Stores, Inc.	1,399,921
6,166	[2]	Celsius Holdings, Inc.	589,285
624		Coca-Cola Bottling Co.	367,823
53,006	[2]	Coty, Inc. - CL A	629,181
25,997	[2]	Darling Ingredients, Inc.	1,548,641
9,069		Energizer Holdings, Inc.	303,177
28,920		Flowers Foods, Inc.	795,589
13,929	[2]	Grocery Outlet Holding Corp.	414,806
7,953		Ingredion, Inc.	844,370
2,118		Lancaster Colony Corp.	442,916
19,869	[2]	Performance Food Group Co.	1,245,588
5,922	[2]	Pilgrim’s Pride Corp.	135,081
7,477	[2]	Post Holdings, Inc.	676,594
15,293	[2]	Sprouts Farmers Market, Inc.	530,055
1,461	[2]	The Boston Beer Co., Inc., Class A	463,882
28,873	[2]	US Foods Holding Corp.	1,108,723
		TOTAL	13,648,510
		Energy—3.6%
33,491		Antero Midstream Corp.	360,363
40,291	[2]	Antero Resources Corp.	926,290
29,802		ChampionX Corp.	807,038
5,905		Chord Energy Corp.	840,459
24,770	[2]	CNX Resources Corp.	384,678
10,897		DT Midstream, Inc.	536,895
68,192		Equitrans Midstream Corp.	351,189
19,289		HF Sinclair Corp.	850,838
16,044		Matador Resources Co.	786,637
20,306		Murphy Oil Corp.	745,433
48,620		NOV, Inc.	814,385
16,132		PBF Energy, Inc.	562,361
15,845		PDC Energy, Inc.	1,030,717
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
40,977		Range Resources Corp.	$1,083,842
156,819	[2]	Southwestern Energy Co.	813,891
9,196	[2]	Valaris Ltd.	551,760
		TOTAL	11,446,776
		Financials—14.2%
5,301		Affiliated Managers Group	765,358
10,369		American Financial Group, Inc.	1,272,587
59,867		Annaly Capital Management, Inc.	1,196,143
23,314		Associated Banc-Corp.	415,689
2,919		Bank of Hawaii Corp.	141,367
16,747		Bank OZK	598,203
13,329	[2]	Brighthouse Financial, Inc.	589,142
19,517		Cadence Bank	394,634
9,734		Cathay Bancorp, Inc.	310,223
23,478		CNO Financial Group, Inc.	526,846
31,489		Columbia Banking Systems, Inc.	672,605
16,970		Commerce Bancshares, Inc.	947,775
9,598		Cullen Frost Bankers, Inc.	1,058,180
22,986		East West Bancorp, Inc.	1,188,146
19,482		Essent Group Ltd.	827,401
6,770	[2]	Euronet Worldwide, Inc.	749,710
5,370		Evercore, Inc., Class A	612,556
12,243		Federated Hermes, Inc.	506,738
15,548		First American Financial Corp.	895,720
19,732		First Financial Bankshares, Inc.	577,358
77,526		First Horizon Corp.	1,360,581
5,260		FirstCash Holdings, Inc.	541,938
50,935		FNB Corp. (PA)	584,734
22,554		Fulton Financial Corp.	269,069
16,733		Glacier Bancorp, Inc.	556,038
12,396		Hancock Whitney Corp.	452,702
5,392		Hanover Insurance Group, Inc.	644,668
20,744		Home Bancshares, Inc.	451,597
14,567		Interactive Brokers Group, Inc., Class A	1,134,041
7,280		International Bancshares Corp.	310,638
20,359		Janus Henderson Group PLC	528,316
25,241		Jefferies Financial Group, Inc.	808,469
6,643		Kemper Corp.	323,182
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,640		Kinsale Capital Group, Inc.	$862,514
54,222		MGIC Investment Corp.	806,281
24,222		Navient Corp.	400,632
100,842		New York Community Bancorp, Inc.	1,078,001
32,422		Old National Bancorp	434,779
41,186		Old Republic International Corp.	1,040,770
11,386		Pinnacle Financial Partners, Inc.	617,463
5,161		Primerica, Inc.	941,934
13,690		Prosperity Bancshares, Inc.	857,268
9,514		Reinsurance Group of America	1,354,032
6,466		RenaissanceRe Holdings Ltd.	1,392,841
4,705		RLI Corp.	654,230
14,227		SEI Investments Co.	838,113
8,842		Selective Insurance Group, Inc.	851,750
46,762		SLM Corp.	702,365
11,360		South State Corp.	783,613
45,132		Starwood Property Trust, Inc.	807,411
15,785		Stifel Financial Corp.	946,626
26,097		Synovus Financial Corp.	803,788
4,392	[2]	Texas Capital Bancshares, Inc.	220,698
8,599		UMB Financial Corp.	546,982
18,734		United Bankshares, Inc.	620,657
26,302		Unum Group	1,109,944
58,769		Valley National Bancorp	551,253
11,778		VOYA Financial, Inc.	900,781
21,516		Webster Financial Corp. Waterbury	802,547
40,084		Western Union Co.	438,118
7,176	[2]	WEX, Inc.	1,272,664
9,189		Wintrust Financial Corp.	628,252
		TOTAL	45,478,661
		Health Care—9.5%
12,749	[2]	Acadia Healthcare Co., Inc.	921,625
4,905	[2]	Amedisys, Inc.	393,871
10,617	[2]	Arrowhead Pharmaceuticals, Inc.	375,948
6,253	[2]	Azenta, Inc.	271,943
14,519		Bruker Corp.	1,148,888
2,443		Chemed Corp.	1,346,704
13,885		Encompass Health Corp.	890,723
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
7,035	[2]	Enovis Corp.	$409,789
23,499	[2]	Envista Holdings Corp.	904,476
47,605	[2]	Exelixis, Inc.	871,171
11,490	[2]	Globus Medical, Inc.	668,029
6,975	[2]	Haemonetics Corp.	583,877
19,236	[2]	Halozyme Therapeutics, Inc.	618,053
14,804	[2]	HealthEquity, Inc.	791,274
2,821	[2]	ICU Medical, Inc.	533,564
7,183	[2]	Inari Medical, Inc.	477,095
13,283	[2]	Integra Lifesciences Corp.	734,816
10,214	[2]	Jazz Pharmaceuticals PLC	1,434,761
11,874	[2]	Lantheus Holdings, Inc.	1,014,633
7,926	[2]	Livanova PLC	379,655
7,067	[2]	Masimo Corp.	1,336,652
3,813	[2]	Medpace Holdings, Inc.	763,134
23,157	[2]	Neogen Corp.	398,764
14,144	[2]	Neurocrine Biosciences, Inc.	1,429,110
6,994	[2]	Omnicell, Inc.	425,025
23,977	[2]	Option Care Health, Inc.	770,861
6,691		Patterson Cos., Inc.	181,393
4,940	[2]	Penumbra, Inc.	1,403,553
19,736		Perrigo Co. PLC	733,982
11,004	[2]	Progyny, Inc.	365,773
9,480	[2]	QuidelOrtho Corp.	852,726
21,925	[2]	R1 RCM, Inc.	341,811
7,650	[2]	Repligen Corp.	1,159,969
5,297	[2]	Shockwave Medical, Inc.	1,536,978
22,548	[2]	Sotera Health Topco, Inc.	378,130
4,559	[2]	Staar Surgical Co.	321,273
15,778	[2]	Syneos Health, Inc.	619,444
15,241	[2]	Tenet Healthcare Corp.	1,117,470
6,703	[2]	United Therapeutics Corp.	1,542,561
		TOTAL	30,449,504
		Industrials—21.0%
4,734		Acuity Brands, Inc.	745,037
8,689		Advanced Drainage System, Inc.	744,821
21,924		AECOM	1,820,788
9,089		AGCO Corp.	1,126,491
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
7,298	[2]	ASGN, Inc.	$522,464
4,426	[2]	Avis Budget Group, Inc.	781,941
10,484	[2]	Axon Enterprise, Inc.	2,209,084
6,253		Brinks Co. (The)	393,001
23,139	[2]	Builders Firstsource, Inc.	2,192,883
3,933	[2]	CACI International, Inc., Class A	1,232,288
7,356		Carlisle Cos., Inc.	1,587,793
4,885	[2]	Chart Industries, Inc.	650,194
7,172	[2]	Clean Harbors, Inc.	1,041,088
6,035		Concentrix Corp.	582,438
5,569	[2]	Crane Co.	401,358
5,569		Crane NXT Co.	263,748
6,433		Curtiss Wright Corp.	1,092,516
17,155		Donaldson Co., Inc.	1,090,200
6,715		Emcor Group, Inc.	1,148,265
5,864		EnerSys, Inc.	486,536
7,077		ESAB Corp.	413,014
3,805	[2]	Exlservice Holding, Inc.	678,736
7,335		Exponent, Inc.	675,187
14,087		Flowserve Corp.	470,365
15,574	[2]	Fluor Corp.	452,580
18,050		Fortune Brands Innovations, Inc.	1,167,654
5,137	[2]	FTI Consulting, Inc.	927,228
3,658		GATX Corp.	416,683
23,691		Genpact Ltd.	1,055,434
24,849		Graco, Inc.	1,970,277
17,313	[2]	GXO Logistics, Inc.	919,840
21,890	[2]	Hertz Global Holdings, Inc.	365,125
9,999		Hexcel Corp.	720,728
7,887		Hubbell, Inc.	2,124,127
4,901		Insperity, Inc.	600,176
12,343		ITT Corp.	1,042,243
25,754	[2]	Jet Blue Airways Corp.	183,884
16,996		KBR, Inc.	964,183
8,816	[2]	Kirby Corp.	633,341
22,798		Knight-Swift Transportation Holdings, Inc.	1,283,983
6,058		Landstar System, Inc.	1,066,390
4,552		Lennox International, Inc.	1,283,254
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
8,178		Lincoln Electric Holdings	$1,372,268
7,590		Manpower, Inc.	574,639
8,787	[2]	Mastec, Inc.	780,373
6,803		Maximus, Inc.	569,071
28,436		MDU Resources Group, Inc.	830,900
8,059	[2]	Mercury Systems, Inc.	384,173
8,022	[2]	Middleby Corp.	1,130,139
5,398		MSA Safety, Inc.	700,390
6,826		MSC Industrial Direct Co.	619,323
27,672		nVent Electric PLC	1,160,287
9,837		OshKosh Truck Corp.	752,727
15,153		Owens Corning, Inc.	1,618,492
9,793		Regal Rexnord Corp.	1,274,657
6,929		Ryder System, Inc.	548,500
3,293	[2]	Saia, Inc.	980,557
9,354		Science Applications International Corp.	954,389
7,595		Simpson Manufacturing Co., Inc.	955,299
13,254	[2]	Stericycle, Inc.	605,045
1,236	[2]	SunPower Corp.	16,340
22,964	[2]	SunRun, Inc.	483,163
9,171		Terex Corp.	408,935
6,637		Tetra Tech, Inc.	918,362
9,492		Timken Co.	729,460
14,882		Toro Co.	1,551,597
15,266	[2]	Trex Co., Inc.	834,440
10,821		UFP Industries, Inc.	849,665
22,765	[2]	Univar, Inc.	808,157
3,586		Valmont Industries, Inc.	1,041,948
3,931	[2]	Vicor Corp.	168,915
4,321		Watsco, Inc.	1,496,708
4,043		Watts Industries, Inc., Class A	653,874
7,843		Werner Enterprises, Inc.	354,268
8,975		Woodward, Inc.	861,779
16,004	[2]	XPO, Inc.	707,057
		TOTAL	67,223,263
		Information Technology—9.3%
16,806	[2]	ACI Worldwide, Inc.	425,696
8,778	[2]	Allegro MicroSystems, Inc.	313,989
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
13,351		Amkor Technology, Inc.	$298,662
8,185	[2]	Arrow Electronics, Inc.	936,609
3,491	[2]	Aspen Technology, Inc.	617,907
9,764		Avnet, Inc.	402,863
7,998		Belden, Inc.	630,962
6,546	[2]	Blackbaud, Inc.	453,998
8,789	[2]	Calix, Inc.	401,657
18,543	[2]	Ciena Corp.	853,720
9,461	[2]	Cirrus Logic, Inc.	811,659
25,602		Cognex Corp.	1,220,959
20,676	[2]	Coherent Corp.	705,879
9,162	[2]	Commvault Systems, Inc.	533,870
32,174	[2]	Dynatrace Holdings LLC	1,360,317
8,147	[2]	Envestnet, Inc.	516,357
4,887	[2]	IPG Photonics Corp.	561,907
21,219		Jabil, Inc.	1,658,265
40,460	[2]	Kyndryl Holdings, Inc.	585,052
19,941	[2]	Lattice Semiconductor Corp.	1,589,298
4,169		Littelfuse, Inc.	1,009,898
10,515	[2]	Lumentum Holdings, Inc.	507,349
5,343	[2]	MA-COM Technology Solutions Holdings, Inc.	311,711
9,015	[2]	Manhattan Associates, Inc.	1,493,605
8,445		MKS Instruments, Inc.	708,282
18,693		National Instruments Corp.	1,088,493
19,585	[2]	NCR Corp.	436,550
5,167	[2]	Novanta, Inc.	789,724
6,145	[2]	Paylocity Corp.	1,187,767
10,025		Power Integrations, Inc.	729,619
5,253	[2]	Qualys, Inc.	593,274
4,775	[2]	Silicon Laboratories, Inc.	665,157
2,552	[2]	Sitime Corp.	276,815
5,214	[2]	Super Micro Computer, Inc.	549,712
5,984	[2]	Synaptics, Inc.	529,943
5,750		TD SYNNEX Corp.	511,980
18,697	[2]	Teradata Corp.	723,761
6,452		Universal Display Corp.	861,084
19,147		Vishay Intertechnology, Inc.	407,640
21,715		Vontier Corp.	589,128
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
15,640	[2]	Wolfspeed, Inc.	$728,042
18,221		Xerox Holdings Corp.	285,523
		TOTAL	29,864,683
		Materials—6.5%
26,368		Alcoa Corp.	979,308
9,189		AptarGroup, Inc.	1,088,988
5,673		Ashland, Inc.	576,434
12,539		Avient Corp.	482,877
33,007	[2]	Axalta Coating Systems Ltd.	1,042,031
8,024		Cabot Corp.	575,802
20,897		Chemours Co./The	607,476
76,337	[2]	Cleveland-Cliffs, Inc.	1,174,063
16,444		Commercial Metals Corp.	767,770
6,329		Eagle Materials, Inc.	938,021
3,198		Greif, Inc., Class A	200,802
4,673	[2]	Ingevity Corp.	335,241
13,083		Louisiana-Pacific Corp.	781,579
7,933	[2]	MP Materials Corp.	171,908
946		Newmarket Corp.	378,022
20,708		Olin Corp.	1,147,223
8,453		Reliance Steel & Aluminum Co.	2,094,653
8,256		Royal Gold, Inc.	1,093,425
16,929		RPM International, Inc.	1,388,686
6,215		Scotts Miracle-Gro Co.	415,224
3,981		Sensient Technologies Corp.	296,425
15,048		Silgan Holdings, Inc.	741,265
13,581		Sonoco Products Co.	823,280
33,063		United States Steel Corp.	756,482
25,724		Valvoline, Inc.	888,764
6,389		Westlake Corp.	726,940
4,042		Worthington Industries, Inc.	240,054
		TOTAL	20,712,743
		Real Estate—7.4%
13,268		Agree Realty Corp.	902,091
17,302		Apartment Income REIT Corp.	639,828
42,826		Brixmor Property Group, Inc.	913,479
15,005		Corporate Office Properties Trust	343,464
23,373		Cousins Properties, Inc.	509,765
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
33,169		Cubesmart	$1,508,858
38,102		Douglas Emmett, Inc.	490,754
6,497		EastGroup Properties, Inc.	1,082,140
14,903		EPR Properties	625,330
19,540		First Industrial Realty Trust	1,025,264
47,448		Healthcare Realty Trust, Inc.	938,521
22,153		Highwoods Properties, Inc.	507,747
34,287		Independence Realty Trust	570,879
5,865	[2]	Jones Lang LaSalle, Inc.	815,470
20,260		Kilroy Realty Corp.	592,402
39,372		Kite Realty Group Trust	815,788
12,325		Lamar Advertising Co.	1,302,506
12,392		Life Storage, Inc.	1,665,237
28,080		Macerich Co. (The)	280,519
68,001		Medical Properties Trust, Inc.	596,369
25,578		National Retail Properties, Inc.	1,112,643
12,955		National Storage Affiliates Trust	499,415
28,538		Omega Healthcare Investors, Inc.	763,677
35,018		Park Hotels & Resorts, Inc.	421,967
35,066		Physicians Realty Trust	505,652
11,502		PotlatchDeltic Corp.	531,737
16,721		Rayonier, Inc.	524,371
27,905		Rexford Industrial Realty, Inc.	1,556,262
31,879		Sabra Health Care REIT, Inc.	363,421
19,455		Spirit Realty Capital, Inc.	748,239
33,152		Vornado Realty Trust L.P.	497,611
		TOTAL	23,651,406
		Utilities—3.6%
10,631		Allete, Inc.	663,162
9,912		Black Hills Corp.	647,155
35,266		Essential Utilities, Inc.	1,505,858
16,026		Hawaiian Electric Industries, Inc.	628,379
7,602		Idacorp, Inc.	844,734
12,756		National Fuel Gas Co.	713,060
13,458		New Jersey Resources Corp.	694,971
8,893		Northwestern Corp.	521,308
29,827		OGE Energy Corp.	1,119,706
9,753		ONE Gas, Inc.	750,493
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
5,765		Ormat Technologies, Inc.	$494,695
11,817		PNM Resources, Inc.	568,752
9,859		Portland General Electric Co.	499,063
9,352		Southwest Gas Holdings, Inc.	523,712
5,497		Spire, Inc.	372,312
34,623		UGI Corp.	1,173,027
		TOTAL	11,720,387
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,558,006)	307,781,291
		INVESTMENT COMPANY—3.6%
11,705,156		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3] (IDENTIFIED COST $11,699,888)	11,703,986
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $205,257,894)[4]	319,485,277
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	899,326
		TOTAL NET ASSETS—100%	$320,384,603
At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	50	$12,503,000	June 2023	$162,068
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
13

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2023, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$488,620	$1,428,703	$14,659,721	$16,577,044
Purchases at Cost	$—	$3,557,269	$45,028,036	$48,585,305
Proceeds from Sales	$(69,544)	$(4,985,972)	$(47,989,780)	$(53,045,296)
Change in Unrealized Appreciation/ Depreciation	$54,896	$—	$6,282	$61,178
Net Realized Gain/(Loss)	$32,766	$—	$(273)	$32,493
Value as of 4/30/2023	$506,738	$—	$11,703,986	$12,210,724
Shares Held as of 4/30/2023	12,243	—	11,705,156	11,717,399
Dividend Income	$7,330	$7,896	$285,376	$300,602
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,503,000 at April 30, 2023, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.
2
Non-income-producing security.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
14

As of April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.77	$23.51	$18.35	$20.69	$23.69	$27.75
Income From Investment Operations:
Net investment income	0.10	0.21	0.21	0.20	0.26	0.32
Net realized and unrealized gain (loss)	0.41	(2.53)	7.99	(0.44)	1.37	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.51	(2.32)	8.20	(0.24)	1.63	0.31
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.18)	(0.22)	(0.27)	(0.31)
Distributions from net realized gain	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(1.86)	(4.42)	(3.04)	(2.10)	(4.63)	(4.37)
Net Asset Value, End of Period	$15.42	$16.77	$23.51	$18.35	$20.69	$23.69
Total Return[1]	3.23%	(11.85)%	48.88%	(1.41)%	8.63%	0.83%
Ratios to Average Net Assets:
Net expenses[2]	0.31%[3]	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	1.56%[3]	1.17%	0.96%	1.22%	1.31%	1.28%
Expense waiver/reimbursement[4]	0.17%[3]	0.15%	0.14%	0.15%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,925	$82,356	$109,614	$87,376	$161,149	$154,139
Portfolio turnover[5]	14%	32%	31%	34%	31%	29%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.80	$23.54	$18.37	$20.70	$23.71	$27.77
Income From Investment Operations:
Net investment income	0.10	0.16	0.15	0.17	0.21	0.26
Net realized and unrealized gain (loss)	0.38	(2.53)	8.00	(0.45)	1.36	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.48	(2.37)	8.15	(0.28)	1.57	0.24
Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.12)	(0.17)	(0.22)	(0.24)
Distributions from net realized gain	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(1.84)	(4.37)	(2.98)	(2.05)	(4.58)	(4.30)
Net Asset Value, End of Period	$15.44	$16.80	$23.54	$18.37	$20.70	$23.71
Total Return[1]	3.02%	(12.06)%	48.52%	(1.63)%	8.32%	0.56%
Ratios to Average Net Assets:
Net expenses[2]	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	1.28%[3]	0.92%	0.71%	0.95%	1.08%	1.03%
Expense waiver/reimbursement[4]	0.15%[3]	0.14%	0.13%	0.13%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$210,454	$224,874	$306,048	$251,645	$336,868	$434,678
Portfolio turnover[5]	14%	32%	31%	34%	31%	29%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.80	$23.55	$18.38	$20.71	$23.72	$27.78
Income From Investment Operations:
Net investment income	0.11	0.20	0.21	0.22	0.26	0.32
Net realized and unrealized gain (loss)	0.40	(2.53)	8.00	(0.45)	1.36	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.51	(2.33)	8.21	(0.23)	1.62	0.31
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.18)	(0.22)	(0.27)	(0.31)
Distributions from net realized gain	(1.71)	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)
TOTAL DISTRIBUTIONS	(1.86)	(4.42)	(3.04)	(2.10)	(4.63)	(4.37)
Net Asset Value, End of Period	$15.45	$16.80	$23.55	$18.38	$20.71	$23.72
Total Return[1]	3.22%	(11.87)%	48.87%	(1.35)%	8.59%	0.83%
Ratios to Average Net Assets:
Net expenses[2]	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.53%[3]	1.19%	0.96%	1.21%	1.34%	1.26%
Expense waiver/reimbursement[4]	0.13%[3]	0.11%	0.10%	0.11%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,005	$43,205	$48,011	$37,590	$53,991	$46,064
Portfolio turnover[5]	14%	32%	31%	34%	31%	29%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including $12,210,724 of investment in affiliated holdings* (identified cost $205,257,894, including $11,947,564 of identified cost in affiliated holdings)		$319,485,277
Due from broker (Note 2)		720,000
Receivable for shares sold		203,152
Receivable for variation margin on futures contracts		125,400
Income receivable		104,576
Income receivable from affiliated holdings		47,547
TOTAL ASSETS		320,685,952
Liabilities:
Payable for shares redeemed	$122,669
Payable for portfolio accounting fees	74,343
Payable for other service fees (Notes 2 and 5)	47,241
Payable for transfer agent fee (Note 2)	28,841
Payable for custodian fees	17,952
Payable for management fee (Note 5)	6,205
Accrued expenses (Note 5)	4,098
TOTAL LIABILITIES		301,349
Net assets for 20,749,928 shares outstanding		$320,384,603
Net Assets Consists of:
Paid-in capital		$194,897,116
Total distributable earnings (loss)		125,487,487
TOTAL NET ASSETS		$320,384,603
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($58,925,265 ÷ 3,822,539 shares outstanding) no par value, unlimited shares authorized		$15.42
Service Shares:
Net asset value per share ($210,454,230 ÷ 13,626,447 shares outstanding) no par value, unlimited shares authorized		$15.44
Class R6 Shares:
Net asset value per share ($51,005,108 ÷ 3,300,942 shares outstanding) no par value, unlimited shares authorized		$15.45
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $292,706 received from affiliated holdings*)			$3,039,185
Net income on securities loaned (includes $7,896 earned from an affiliated holding related to cash collateral balances*)			7,452
TOTAL INCOME			3,046,637
Expenses:
Management fee (Note 5)		$494,767
Custodian fees		12,648
Transfer agent fees (Note 2)		93,714
Directors’/Trustees’ fees (Note 5)		2,594
Auditing fees		14,365
Legal fees		4,844
Other service fees (Notes 2 and 5)		263,263
Portfolio accounting fees		64,114
Share registration costs		26,276
Printing and postage		10,610
Miscellaneous (Note 5)		50,594
TOTAL EXPENSES		1,037,789
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(211,125)
Reimbursement of other operating expenses (Note 2 and 5)	(41,357)
TOTAL WAIVER AND REIMBURSEMENTS		(252,482)
Net expenses			785,307
Net investment income			$2,261,330
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $32,493 on sales of investments in affiliated holdings*)	$15,165,728
Net realized gain on futures contracts	1,032,174
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $61,178 of investments in affiliated holdings*)	(6,910,347)
Net change in unrealized appreciation of futures contracts	(967,398)
Net realized and unrealized gain on investments and futures contracts	8,320,157
Change in net assets resulting from operations	$10,581,487
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,261,330	$4,032,653
Net realized gain	16,197,902	33,796,821
Net change in unrealized appreciation/depreciation	(7,877,745)	(90,594,371)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,581,487	(52,764,897)
Distributions to Shareholders:
Institutional Shares	(8,839,684)	(20,615,815)
Service Shares	(23,260,210)	(55,559,663)
Class R6 Shares	(4,843,294)	(9,186,618)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,943,188)	(85,362,096)
Share Transactions:
Proceeds from sale of shares	25,710,208	56,749,675
Net asset value of shares issued to shareholders in payment of distributions declared	35,816,057	83,065,319
Cost of shares redeemed	(65,214,897)	(114,926,071)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,688,632)	24,888,923
Change in net assets	(30,050,333)	(113,238,070)
Net Assets:
Beginning of period	350,434,936	463,673,006
End of period	$320,384,603	$350,434,936
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
23

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
Semi-Annual Shareholder Report
24

The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
25

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $252,482 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$23,995	$(27,688)
Service Shares	65,038	(13,669)
Class R6 Shares	4,681	—
TOTAL	$93,714	$(41,357)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$263,263
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $13,405,063. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of April 30, 2023, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$162,068*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$1,032,174

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(967,398)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	255,918	$4,072,898	1,325,616	$23,986,449
Shares issued to shareholders in payment of distributions declared	549,624	8,430,065	1,047,465	19,825,449
Shares redeemed	(1,894,310)	(29,496,452)	(2,124,491)	(37,205,220)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,088,768)	$(16,993,489)	248,590	$6,606,678

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	714,449	$11,355,794	1,244,586	$22,530,411
Shares issued to shareholders in payment of distributions declared	1,476,817	22,699,134	2,867,872	54,415,617
Shares redeemed	(1,953,652)	(32,020,152)	(3,726,237)	(68,663,599)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	237,614	$2,034,776	386,221	$8,282,429

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	657,341	$10,281,516	563,408	$10,232,815
Shares issued to shareholders in payment of distributions declared	304,921	4,686,858	465,448	8,824,253
Shares redeemed	(232,443)	(3,698,293)	(496,547)	(9,057,252)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	729,819	$11,270,081	532,309	$9,999,816
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(121,335)	$(3,688,632)	1,167,120	$24,888,923
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4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $205,257,894. The net unrealized appreciation of investments for federal tax purposes was $114,389,451. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $124,898,117 and unrealized depreciation from investments for those securities having an excess of cost over value of $10,508,666. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Manager voluntarily waived $204,461 of its fee and reimbursed $41,357 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Manager reimbursed $6,664.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $6,811 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$44,949,381
Sales	$80,472,756
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$1,032.30	$1.56
Service Shares	$1,000.00	$1,030.20	$2.82
Class R6 Shares	$1,000.00	$1,032.20	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,023.26	$1.56
Service Shares	$1,000.00	$1,022.02	$2.81
Class R6 Shares	$1,000.00	$1,023.31	$1.51
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2022
FEDERATED HERMES MID-CAP INDEX FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2023

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2022 through April 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2023, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	25.2%
Health Care	14.0%
Financials	12.6%
Consumer Discretionary	9.7%
Industrials	8.1%
Communication Services	8.0%
Consumer Staples	7.0%
Energy	4.5%
Utilities	2.8%
Real Estate	2.5%
Materials	2.5%
Derivative Contracts[2]	0.2%
Cash Equivalents[3]	2.9%
Other Assets and Liabilities—Net[4,5]	(0.0)%
TOTAL[6]	100%
1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5
Represents less than 0.1%.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.9%
		Communication Services—8.0%
3,539		Activision Blizzard, Inc.	$275,016
31,508	[2]	Alphabet, Inc., Class A	3,382,069
27,477	[2]	Alphabet, Inc., Class C	2,973,561
36,829		AT&T, Inc.	650,768
505	[2]	Charter Communications, Inc.	186,194
24,601		Comcast Corp., Class A	1,017,743
1,263		Electronic Arts, Inc.	160,755
1,301		Fox Corp., Class A	43,271
438		Fox Corp., Class B	13,377
494	[2]	Live Nation Entertainment, Inc.	33,483
1,816	[2]	Match Group, Inc.	67,010
11,316	[2]	Meta Platforms, Inc.	2,719,461
2,293	[2]	Netflix, Inc.	756,530
1,480		News Corp., Inc., Class A	26,063
89		News Corp., Inc., Class B	1,580
2,069		Omnicom Group, Inc.	187,389
2,508	[2]	T-Mobile USA, Inc.	360,901
836	[2]	Take-Two Interactive Software, Inc.	103,906
22,546		Verizon Communications, Inc.	875,461
9,725	[2]	Walt Disney Co.	996,813
17,823	[2]	Warner Bros. Discovery, Inc.	242,571
		TOTAL	15,073,922
		Consumer Discretionary—9.7%
47,080	[2]	Amazon.com, Inc.	4,964,586
1,585	[2]	Aptiv PLC	163,033
93	[2]	AutoZone, Inc.	247,688
3,682		Bath & Body Works, Inc.	129,238
240	[2]	Booking Holdings, Inc.	644,714
863		BorgWarner, Inc.	41,536
1,522	[2]	Caesars Entertainment Corp.	68,931
535	[2]	CarMax, Inc.	37,466
199	[2]	Chipotle Mexican Grill, Inc.	411,456
1,648		D. R. Horton, Inc.	180,983
526		Darden Restaurants, Inc.	79,915
131		Domino’s Pizza, Inc.	41,589
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
4,969		eBay, Inc.	$230,711
1,499	[2]	Etsy, Inc.	151,444
1,698	[2]	Expedia Group, Inc.	159,544
13,269		Ford Motor Co.	157,636
796		Garmin Ltd.	78,143
6,853		General Motors Co.	226,423
638		Genuine Parts Co.	107,382
321		Hasbro, Inc.	19,010
1,532		Hilton Worldwide Holdings, Inc.	220,639
5,438		Home Depot, Inc.	1,634,336
1,714	[2]	Las Vegas Sands Corp.	109,439
1,216		Lennar Corp., Class A	137,177
2,934		LKQ Corp.	169,380
3,278		Lowe’s Cos., Inc.	681,267
878		Marriott International, Inc., Class A	148,680
3,928		McDonald’s Corp.	1,161,706
1,905		MGM Resorts International	85,573
97	[2]	Mohawk Industries, Inc.	10,272
6,716		Nike, Inc., Class B	851,051
2,025	[2]	Norwegian Cruise Line Holdings Ltd.	27,034
32	[2]	NVR, Inc.	186,880
314	[2]	O’Reilly Automotive, Inc.	288,035
256		Pool Corp.	89,938
878		Pulte Group, Inc.	58,958
1,760		Ross Stores, Inc.	187,845
1,210	[2]	Royal Caribbean Cruises, Ltd.	79,170
6,237		Starbucks Corp.	712,827
821		Tapestry, Inc.	33,505
14,662	[2]	Tesla, Inc.	2,409,113
6,330		TJX Cos., Inc.	498,931
509		Tractor Supply Co.	121,346
234	[2]	Ulta Beauty, Inc.	129,035
926		V.F. Corp.	21,770
962		Whirlpool Corp.	134,286
381	[2]	Wynn Resorts Ltd.	43,541
795		Yum! Brands, Inc.	111,761
		TOTAL	18,484,923
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—7.0%
9,041		Altria Group, Inc.	$429,538
2,658		Archer-Daniels-Midland Co.	207,537
1,245		Brown-Forman Corp., Class B	81,037
736		Campbell Soup Co.	39,965
1,376		Church and Dwight, Inc.	133,637
1,215		Clorox Co.	201,228
4,285		Colgate-Palmolive Co.	341,943
2,028		Conagra Brands, Inc.	76,983
776		Constellation Brands, Inc., Class A	178,069
2,377		Costco Wholesale Corp.	1,196,154
768		Dollar General Corp.	170,081
993	[2]	Dollar Tree, Inc.	152,634
854		Estee Lauder Cos., Inc., Class A	210,699
4,195		General Mills, Inc.	371,803
1,132		Hershey Foods Corp.	309,104
1,377		Hormel Foods Corp.	55,686
2,694		Kellogg Co.	187,960
4,980		Keurig Dr Pepper, Inc.	162,846
1,643		Kimberly-Clark Corp.	238,054
1,914		Kraft Heinz Co./The	75,163
3,066		Kroger Co.	149,100
581		Lamb Weston Holdings, Inc.	64,962
1,234		McCormick & Co., Inc.	108,407
653		Molson Coors Beverage Company, Class B	38,841
7,453		Mondelez International, Inc.	571,794
2,330	[2]	Monster Beverage Corp.	130,480
7,365		PepsiCo, Inc.	1,405,905
8,219		Philip Morris International, Inc.	821,653
12,568		Procter & Gamble Co.	1,965,384
1,130		Smucker (J.M.) Co.	174,483
2,814		Sysco Corp.	215,946
1,893		Target Corp.	298,621
20,822		The Coca-Cola Co.	1,335,731
15		Tyson Foods, Inc., Class A	937
1,164		Walgreens Boots Alliance, Inc.	41,031
8,029		WalMart Inc.	1,212,138
		TOTAL	13,355,534
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—4.5%
5,687		Baker Hughes a GE Co. LLC	$166,288
9,356		Chevron Corp.	1,577,234
6,275		ConocoPhillips	645,635
7,873		Coterra Energy, Inc., Class A	201,549
1,562		Devon Energy Corp.	83,458
830		Diamondback Energy, Inc.	118,026
2,932		EOG Resources, Inc.	350,286
4,835		EQT Corp.	168,451
21,695		Exxon Mobil Corp.	2,567,386
4,206		Halliburton Co.	137,746
1,319		Hess Corp.	191,334
9,939		Kinder Morgan, Inc.	170,454
7,317		Marathon Oil Corp.	176,779
2,535		Marathon Petroleum Corp.	309,270
3,540		Occidental Petroleum Corp.	217,816
2,644		ONEOK, Inc.	172,944
2,275		Phillips 66	225,225
1,722		Pioneer Natural Resources, Inc.	374,621
5,602		Schlumberger Ltd.	276,459
1,897		Valero Energy Corp.	217,529
5,931		Williams Cos., Inc.	179,472
		TOTAL	8,527,962
		Financials—12.6%
2,674		Aflac, Inc.	186,779
1,492		Allstate Corp.	172,714
3,249		American Express Co.	524,194
5,659		American International Group, Inc.	300,153
616		Ameriprise Financial, Inc.	187,954
1,142		Aon PLC	371,356
2,216	[2]	Arch Capital Group Ltd.	166,355
121		Assurant, Inc.	14,899
37,423		Bank of America Corp.	1,095,745
3,487		Bank of New York Mellon Corp.	148,511
9,216	[2]	Berkshire Hathaway, Inc., Class B	3,027,917
817		BlackRock, Inc.	548,370
2,945		Capital One Financial Corp.	286,548
419		Cboe Global Markets, Inc.	58,534
8,166		Charles Schwab Corp.	426,592
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,281		Chubb Ltd.	$459,758
987		Cincinnati Financial Corp.	105,056
9,923		Citigroup, Inc.	467,076
1,823		CME Group, Inc.	338,659
2,525		Comerica, Inc.	109,509
2,323		Discover Financial Services	240,361
157		Everest Re Group Ltd.	59,346
203		FactSet Research Systems	83,573
4,804		Fidelity National Information Services, Inc.	282,091
3,023		Fifth Third Bancorp	79,203
980		First Republic Bank	3,440
3,191	[2]	Fiserv, Inc.	389,685
857		Franklin Resources, Inc.	23,036
643		Gallagher (Arthur J.) & Co.	133,783
1,215		Global Payments, Inc.	136,943
317		Globe Life, Inc.	34,401
1,731		Goldman Sachs Group, Inc.	594,495
1,408		Hartford Financial Services Group, Inc.	99,954
267		Henry Jack & Associates, Inc.	43,612
6,044		Huntington Bancshares, Inc.	67,693
3,124		Intercontinental Exchange, Inc.	340,297
1,311		Invesco Ltd.	22,457
15,608		JPMorgan Chase & Co.	2,157,650
3,502		KeyCorp	39,433
23		Lincoln National Corp.	500
716		Loews Corp.	41,220
209		M&T Bank Corp.	26,292
2,721		Marsh & McLennan Cos., Inc.	490,297
4,501		Mastercard, Inc.	1,710,515
3,174		MetLife, Inc.	194,661
538		Moody’s Corp.	168,459
7,896		Morgan Stanley	710,403
262		MSCI, Inc., Class A	126,402
2,117		NASDAQ, Inc.	117,218
958		Northern Trust Corp.	74,877
6,057	[2]	PayPal Holdings, Inc.	460,332
2,250		PNC Financial Services Group, Inc.	293,062
2,404		Principal Financial Group, Inc.	179,555
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,475		Progressive Corp., OH	$337,590
3,004		Prudential Financial, Inc.	261,348
919		Raymond James Financial, Inc.	83,197
5,397		Regions Financial Corp.	98,549
1,480		S&P Global, Inc.	536,618
3,009		State Street Corp.	217,430
5,299		Synchrony Financial	156,373
1,345		T. Rowe Price Group, Inc.	151,084
1,118		The Travelers Cos., Inc.	202,515
9,650		Truist Financial Corp.	314,397
7,830		U.S. Bancorp	268,412
8,171		Visa, Inc., Class A	1,901,637
17,881		Wells Fargo & Co.	710,770
945		Willis Towers Watson PLC	218,862
246		Zions Bancorporation, N.A.	6,854
		TOTAL	23,887,561
		Health Care—14.0%
9,374		Abbott Laboratories	1,035,546
9,332		AbbVie, Inc.	1,410,252
1,688		Agilent Technologies, Inc.	228,606
437	[2]	Align Technology, Inc.	142,156
739		AmerisourceBergen Corp.	123,302
3,189		Amgen, Inc.	764,531
4,938		Baxter International, Inc.	235,444
1,571		Becton Dickinson & Co.	415,231
149	[2]	Bio-Rad Laboratories, Inc., Class A	67,168
694	[2]	Biogen, Inc.	211,136
7,918	[2]	Boston Scientific Corp.	412,686
12,518		Bristol-Myers Squibb Co.	835,827
2,597		Cardinal Health, Inc.	213,214
4,287	[2]	Centene Corp.	295,503
260	[2]	Charles River Laboratories International, Inc.	49,431
311		Cooper Cos., Inc.	118,631
7,926		CVS Health Corp.	581,055
3,528		Danaher Corp.	835,818
1,409	[2]	Davita, Inc.	127,317
1,109		Dentsply Sirona, Inc.	46,500
2,801	[2]	Dexcom, Inc.	339,873
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
2,196	[2]	Edwards Lifesciences Corp.	$193,204
1,223		Elevance Health, Inc.	573,159
3,896		Eli Lilly & Co.	1,542,271
2,065	[2]	GE HealthCare Technologies, Inc.	167,967
6,360		Gilead Sciences, Inc.	522,856
1,050		HCA Healthcare, Inc.	301,696
492	[2]	Henry Schein, Inc.	39,759
1,502	[2]	Hologic, Inc.	129,187
624		Humana, Inc.	331,026
253	[2]	IDEXX Laboratories, Inc.	124,516
907	[2]	Illumina, Inc.	186,443
2,157	[2]	Incyte Genomics, Inc.	160,502
646	[2]	Insulet Corp.	205,454
1,485	[2]	Intuitive Surgical, Inc.	447,312
1,069	[2]	IQVIA Holdings, Inc.	201,218
13,906		Johnson & Johnson	2,276,412
388		Laboratory Corp. of America Holdings	87,963
671		McKesson Corp.	244,405
5,916		Medtronic PLC	538,060
13,213		Merck & Co., Inc.	1,525,705
128	[2]	Mettler-Toledo International, Inc.	190,912
1,168	[2]	Moderna, Inc.	155,215
242	[2]	Molina Healthcare, Inc.	72,089
538		Organon & Co.	13,251
805		PerkinElmer, Inc.	105,044
31,775		Pfizer, Inc.	1,235,730
455		Quest Diagnostics, Inc.	63,159
577	[2]	Regeneron Pharmaceuticals, Inc.	462,633
362		ResMed, Inc.	87,228
621		STERIS PLC	117,090
1,461		Stryker Corp.	437,789
1,512		The Cigna Group	382,974
1,912		Thermo Fisher Scientific, Inc.	1,060,969
4,966		UnitedHealth Group, Inc.	2,443,719
194		Universal Health Services, Inc., Class B	29,168
1,414	[2]	Vertex Pharmaceuticals, Inc.	481,792
15,587		Viatris, Inc.	145,427
370	[2]	Waters Corp.	111,133
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
442		West Pharmaceutical Services, Inc.	$159,668
1,182		Zimmer Biomet Holdings, Inc.	163,636
1,934		Zoetis, Inc.	339,958
		TOTAL	26,546,926
		Industrials—8.1%
2,066		3M Co.	219,451
1,286		Allegion PLC	142,077
1,340		Ametek, Inc.	184,826
2,267		Automatic Data Processing, Inc.	498,740
2,987	[2]	Boeing Co.	617,652
1,510		C.H. Robinson Worldwide, Inc.	152,314
4,793		Carrier Global Corp.	200,443
2,666		Caterpillar, Inc.	583,321
496		Cintas Corp.	226,062
2,511	[2]	Copart, Inc.	198,495
2,403	[2]	CoStar Group, Inc.	184,911
10,982		CSX Corp.	336,488
670		Cummins, Inc.	157,477
1,203		Deere & Co.	454,758
3,901	[2]	Delta Air Lines, Inc.	133,843
811		Dover Corp.	118,536
2,140		Eaton Corp. PLC	357,637
2,801		Emerson Electric Co.	233,211
211		Equifax, Inc.	43,968
1,653		Expeditors International Washington, Inc.	188,178
1,345		Fastenal Co.	72,415
1,139		FedEx Corp.	259,441
3,194		Fortive Corp.	201,509
359	[2]	Generac Holdings, Inc.	36,697
1,108		General Dynamics Corp.	241,921
5,936		General Electric Co.	587,486
3,617		Honeywell International, Inc.	722,821
4,101		Howmet Aerospace, Inc.	181,633
336		Hunt (J.B.) Transportation Services, Inc.	58,897
636		Huntington Ingalls Industries, Inc.	128,256
402		IDEX Corp.	82,941
1,086		Illinois Tool Works, Inc.	262,747
3,767		Ingersoll-Rand, Inc.	214,794
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,458		Johnson Controls International PLC	$206,927
918		L3Harris Technologies Inc.	179,148
1,665		Leidos Holdings, Inc.	155,278
1,162		Lockheed Martin Corp.	539,691
317		Nordson Corp.	68,570
1,117		Norfolk Southern Corp.	226,784
720		Northrop Grumman Corp.	332,114
530		Old Dominion Freight Lines, Inc.	169,807
2,403		Otis Worldwide Corp.	204,976
2,507		PACCAR, Inc.	187,248
621		Parker-Hannifin Corp.	201,750
889		Paychex, Inc.	97,666
819		Pentair PLC	47,568
1,309		Quanta Services, Inc.	222,059
7,550		Raytheon Technologies Corp.	754,245
1,737		Republic Services, Inc.	251,205
459		Robert Half International, Inc.	33,507
296		Rockwell Automation, Inc.	83,889
1,700		Rollins, Inc.	71,825
410		Smith (A.O.) Corp.	27,999
271		Southwest Airlines Co.	8,209
2,396		Textron Inc.	160,388
1,213		Trane Technologies plc	225,388
151		Transdigm Group, Inc.	115,515
3,218		Union Pacific Corp.	629,763
2,079	[2]	United Airlines Holdings, Inc.	91,060
3,757		United Parcel Service, Inc.	675,546
586		United Rentals, Inc.	211,610
922		Verisk Analytics, Inc.	178,969
256		W.W. Grainger, Inc.	178,066
1,867		Wabtec Corp.	182,350
1,930		Waste Management, Inc.	320,476
1,131		Xylem, Inc.	117,443
		TOTAL	15,440,985
		Information Technology—25.2%
3,391		Accenture PLC	950,463
2,662	[2]	Adobe, Inc.	1,005,065
8,687	[2]	Advanced Micro Devices, Inc.	776,357
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
2,033	[2]	Akamai Technologies, Inc.	$166,645
3,361		Amphenol Corp., Class A	253,655
3,142		Analog Devices, Inc.	565,183
515	[2]	Ansys, Inc.	161,669
77,900		Apple, Inc.	13,218,072
4,590		Applied Materials, Inc.	518,808
769	[2]	Arista Networks, Inc.	123,163
1,574	[2]	Autodesk, Inc.	306,599
2,228		Broadcom, Inc.	1,395,842
1,027	[2]	Cadence Design Systems, Inc.	215,105
804		CDW Corp.	136,350
1,023	[2]	Ceridian HCM Holding, Inc.	64,940
23,414		Cisco Systems, Inc.	1,106,311
2,386		Cognizant Technology Solutions Corp.	142,468
3,492		Corning, Inc.	116,004
4,921	[2]	DXC Technology Co.	117,366
741	[2]	Enphase Energy, Inc.	121,672
361	[2]	EPAM Systems, Inc.	101,961
239	[2]	F5, Inc.	32,112
107	[2]	Fair Isaac & Co., Inc.	77,891
946	[2]	First Solar, Inc.	172,721
3,703	[2]	Fortinet Inc.	233,474
132	[2]	Gartner, Inc., Class A	39,925
1,921		Gen Digital, Inc.	33,944
5,542		Hewlett Packard Enterprise Co.	79,361
4,498		HP, Inc.	133,636
4,630		IBM Corp.	585,278
21,246		Intel Corp.	659,901
1,691		Intuit, Inc.	750,719
1,503	[2]	Keysight Technologies, Inc.	217,394
775		KLA Corp.	299,569
542		Lam Research Corp.	284,051
2,678		Microchip Technology, Inc.	195,467
5,448		Micron Technology, Inc.	350,633
39,333		Microsoft Corp.	12,085,458
61		Monolithic Power Systems	28,180
947		Motorola Solutions, Inc.	275,956
2,546		NetApp, Inc.	160,118
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
13,046		NVIDIA Corp.	$3,620,135
1,270		NXP Semiconductors NV	207,950
2,263	[2]	ON Semiconductor Corp.	162,845
7,976		Oracle Corp.	755,487
305	[2]	Paycom Software, Inc.	88,563
537	[2]	PTC, Inc.	67,549
1,426	[2]	Qorvo, Inc.	131,306
6,607		Qualcomm, Inc.	771,698
356		Roper Technologies, Inc.	161,902
5,302	[2]	Salesforce, Inc.	1,051,758
728		Seagate Technology Holdings PLC	42,785
1,110	[2]	ServiceNow, Inc.	509,956
688		Skyworks Solutions, Inc.	72,859
850	[2]	Synopsys, Inc.	315,622
1,809		TE Connectivity Ltd.	221,367
36	[2]	Teledyne Technologies, Inc.	14,918
4,879		Texas Instruments, Inc.	815,769
1,654	[2]	Trimble, Inc.	77,903
259	[2]	Tyler Technologies, Inc.	98,169
933	[2]	Verisign, Inc.	206,939
1,375	[2]	Western Digital Corp.	47,355
332	[2]	Zebra Technologies Corp., Class A	95,626
		TOTAL	47,797,947
		Materials—2.5%
1,109		Air Products & Chemicals, Inc.	326,445
674		Albemarle Corp.	125,000
6,220		Amcor PLC	68,233
529		Avery Dennison Corp.	92,300
359		Celanese Corp.	38,140
2,230		CF Industries Holdings, Inc.	159,623
3,454		Corteva, Inc.	211,109
5,433		Dow, Inc	295,555
1,156		DuPont de Nemours, Inc.	80,596
1,417		Ecolab, Inc.	237,829
5,122		Freeport-McMoRan, Inc.	194,175
1,205		International Flavors & Fragrances, Inc.	116,837
1,373		International Paper Co.	45,460
1,135		LyondellBasell Industries N.V.	107,382
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
338		Martin Marietta Materials	$122,762
3,756		Mosaic Co./The	160,945
2,599		New Linde PLC	960,201
3,806		Newmont Corp.	180,405
1,935		Nucor Corp.	286,728
1,378		PPG Industries, Inc.	193,278
373		Sealed Air Corp.	17,900
1,323		Sherwin-Williams Co.	314,266
1,701		Steel Dynamics, Inc.	176,819
806		Vulcan Materials Co.	141,147
715		WestRock Co.	21,400
		TOTAL	4,674,535
		Real Estate—2.5%
1,534		Alexandria Real Estate Equities, Inc.	190,492
2,541		American Tower Corp.	519,355
1,266		Avalonbay Communities, Inc.	228,349
2,384		Boston Properties, Inc.	127,210
747		Camden Property Trust	82,207
1,898	[2]	CBRE Group, Inc.	145,501
2,246		Crown Castle, Inc.	276,460
670		Digital Realty Trust, Inc.	66,431
513		Equinix, Inc.	371,453
2,093		Equity Residential Properties Trust	132,382
258		Essex Property Trust, Inc.	56,690
703		Extra Space Storage, Inc.	106,884
242		Federal Realty Investment Trust	23,931
6,966		Healthpeak Properties, Inc.	153,043
9,273		Host Hotels & Resorts, Inc.	149,944
257		Invitation Homes, Inc.	8,576
1,368		Iron Mountain, Inc.	75,568
2,311		Kimco Realty Corp.	44,348
726		Mid-American Apartment Communities, Inc.	111,659
4,143		ProLogis Inc.	518,911
538		Public Storage	158,619
3,588		Realty Income Corp.	225,470
595		Regency Centers Corp.	36,551
907		SBA Communications, Corp.	236,627
1,565		Simon Property Group, Inc.	177,346
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,194		UDR, Inc.	$49,348
1,973		Ventas, Inc.	94,803
2,537		VICI Properties, Inc.	86,106
1,261		Welltower, Inc.	99,897
4,207		Weyerhaeuser Co.	125,831
		TOTAL	4,679,992
		Utilities—2.8%
3,581		AES Corp.	84,727
2,378		Ameren Corp.	211,571
2,521		American Electric Power Co., Inc.	232,991
1,140		American Water Works Co., Inc.	169,005
908		Atmos Energy Corp.	103,639
345		CenterPoint Energy, Inc.	10,512
127		CMS Energy Corp.	7,907
2,779		Consolidated Edison Co.	273,648
612		Constellation Energy Corp.	47,369
4,371		Dominion Energy, Inc.	249,759
1,821		DTE Energy Co.	204,699
3,164		Duke Energy Corp.	312,856
2,047		Edison International	150,659
909		Entergy Corp.	97,790
922		Evergy, Inc.	57,265
1,876		EverSource Energy	145,596
7,314		Exelon Corp.	310,406
3,109		FirstEnergy Corp.	123,738
10,712		NextEra Energy, Inc.	820,861
5,265		NiSource, Inc.	149,842
663		NRG Energy, Inc.	22,655
3,091	[2]	P G & E Corp.	52,887
1,706		Pinnacle West Capital Corp.	133,853
3,242		PPL Corp.	93,110
2,337		Public Service Enterprises Group, Inc.	147,698
1,776		Sempra Energy	276,150
6,000		Southern Co.	441,300
1,848		WEC Energy Group, Inc.	177,722
3,147		Xcel Energy, Inc.	220,007
		TOTAL	5,330,222
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,311,240)	183,800,509
Semi-Annual Shareholder Report

Shares		Value
	INVESTMENT COMPANY—2.9%
5,525,982	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3] (IDENTIFIED COST $5,525,050)	$5,525,429
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $51,836,290)[4]	189,325,938
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	348,791
	TOTAL NET ASSETS—100%	$189,674,729
At April 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index	28	$5,863,900	June 2023	$388,025
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2022	$—	$5,472,794	$5,472,794
Purchases at Cost	$75,262	$58,918,303	$58,993,565
Proceeds from Sales	$(75,262)	$(58,868,897)	$(58,944,159)
Change in Unrealized Appreciation/Depreciation	$—	$689	$689
Net Realized Gain/(Loss)	$—	$2,540	$2,540
Value as of 4/30/2023	$—	$5,525,429	$5,525,429
Shares Held as of 4/30/2023	$—	5,525,982	5,525,982
Dividend Income	$95	$186,362	$186,457
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,863,900 at April 30, 2023, which represents 3.10% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.
2
Non-income-producing security.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
Semi-Annual Shareholder Report

5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.52	$10.48	$9.21	$9.91	$12.74	$15.09
Income From Investment Operations:
Net investment income[1]	0.02	0.01	0.00[2]	0.04	0.06	0.06
Net realized and unrealized gain (loss)	0.48	(1.42)	3.28	0.68	1.03	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.50	(1.41)	3.28	0.72	1.09	0.81
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.02)	(0.05)	(0.06)	(0.07)
Distributions from net realized gain	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.06)	(1.55)	(2.01)	(1.42)	(3.92)	(3.16)
Net Asset Value, End of Period	$6.96	$7.52	$10.48	$9.21	$9.91	$12.74
Total Return[3]	7.54%	(15.74)%	40.91%	8.04%	12.59%	6.09%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.41%	1.41%	1.42%[6]	1.41%	1.41%
Net investment income	0.46%[5]	0.10%	0.03%	0.46%	0.61%	0.48%
Expense waiver/reimbursement[7]	0.18%[5]	0.11%	0.10%	0.12%	0.10%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,279	$26,374	$35,915	$30,451	$35,742	$37,324
Portfolio turnover[8]	15%	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.81	$10.81	$9.44	$10.12	$12.92	$15.27
Income From Investment Operations:
Net investment income[1]	0.03	0.03	0.03	0.07	0.09	0.10
Net realized and unrealized gain (loss)	0.51	(1.47)	3.37	0.70	1.06	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.54	(1.44)	3.40	0.77	1.15	0.84
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.04)	(0.08)	(0.09)	(0.10)
Distributions from net realized gain	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.09)	(1.56)	(2.03)	(1.45)	(3.95)	(3.19)
Net Asset Value, End of Period	$7.26	$7.81	$10.81	$9.44	$10.12	$12.92
Total Return[2]	7.78%	(15.48)%	41.28%	8.39%	13.00%	6.31%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.11%	1.10%	1.11%[5]	1.08%	1.11%
Net investment income	0.75%[4]	0.40%	0.34%	0.75%	0.94%	0.79%
Expense waiver/reimbursement[6]	0.21%[4]	0.13%	0.10%	0.12%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,846	$32,551	$42,899	$35,879	$38,142	$41,765
Portfolio turnover[7]	15%	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.06	$11.10	$9.64	$10.31	$13.09	$15.42
Income From Investment Operations:
Net investment income[1]	0.06	0.10	0.11	0.14	0.16	0.21
Net realized and unrealized gain (loss)	0.53	(1.51)	3.45	0.70	1.08	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.59	(1.41)	3.56	0.84	1.24	0.96
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.11)	(0.14)	(0.16)	(0.20)
Distributions from net realized gain	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.12)	(1.63)	(2.10)	(1.51)	(4.02)	(3.29)
Net Asset Value, End of Period	$7.53	$8.06	$11.10	$9.64	$10.31	$13.09
Total Return[2]	8.20%	(14.78)%	42.34%	9.16%	13.76%	7.16%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%[5]	0.36%	0.36%
Net investment income	1.57%[4]	1.15%	1.07%	1.50%	1.66%	1.56%
Expense waiver/reimbursement[6]	0.22%[4]	0.15%	0.14%	0.16%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,966	$115,854	$159,314	$119,545	$133,835	$137,792
Portfolio turnover[7]	15%	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.84	$10.85	$9.46	$10.14	$12.94	$15.28
Income From Investment Operations:
Net investment income[1]	0.04	0.07	0.08	0.11	0.13	0.16
Net realized and unrealized gain (loss)	0.52	(1.48)	3.38	0.70	1.06	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.56	(1.41)	3.46	0.81	1.19	0.91
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.08)	(0.12)	(0.13)	(0.16)
Distributions from net realized gain	(1.06)	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)
TOTAL DISTRIBUTIONS	(1.11)	(1.60)	(2.07)	(1.49)	(3.99)	(3.25)
Net Asset Value, End of Period	$7.29	$7.84	$10.85	$9.46	$10.14	$12.94
Total Return[2]	8.00%	(15.12)%	42.02%	8.87%	13.41%	6.85%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%	0.66%[5]	0.66%	0.66%
Net investment income	1.20%[4]	0.85%	0.77%	1.23%	1.36%	1.24%
Expense waiver/reimbursement[6]	0.47%[4]	0.40%	0.39%	0.41%	0.39%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,584	$60,644	$90,795	$72,477	$107,852	$110,443
Portfolio turnover[7]	15%	33%	33%	29%	32%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets:
Investment in securities, at value including, $5,525,429 of investment in affiliated holdings* (identified cost $51,836,290, including $5,525,050 of identified cost in affiliated holdings)		$189,325,938
Due from broker		313,600
Income receivable		146,905
Receivable for shares sold		70,747
Income receivable from affiliated holding		26,268
Receivable for variation margin on futures contracts		48,650
Prepaid expenses		17,917
TOTAL ASSETS		189,950,025
Liabilities:
Payable for shares redeemed	$37,786
Payable for portfolio accounting fees	83,068
Payable for transfer agent fee (Note 2)	54,494
Payable for distribution services fee (Note 5)	32,659
Payable for other service fees (Notes 2 and 5)	26,657
Payable for custodian fees	23,862
Payable for share registration costs	15,162
Payable for management fee (Note 5)	1,608
TOTAL LIABILITIES		275,296
Net assets for 25,916,194 shares outstanding		$189,674,729
Net Assets Consists of:
Paid-in capital		$15,188,724
Total distributable earnings (loss)		174,486,005
TOTAL NET ASSETS		$189,674,729
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($27,279,030 ÷ 3,918,223 shares outstanding) no par value, unlimited shares authorized	$6.96
Offering price per share	$6.96
Redemption proceeds per share (99.00/100 of $6.96)	$6.89
Class R Shares:
Net asset value per share ($31,845,711 ÷ 4,386,498 shares outstanding) no par value, unlimited shares authorized	$7.26
Offering price per share	$7.26
Redemption proceeds per share	$7.26
Institutional Shares:
Net asset value per share ($68,966,350 ÷ 9,163,691 shares outstanding) no par value, unlimited shares authorized	$7.53
Offering price per share	$7.53
Redemption proceeds per share	$7.53
Service Shares:
Net asset value per share ($61,583,638 ÷ 8,447,782 shares outstanding) no par value, unlimited shares authorized	$7.29
Offering price per share	$7.29
Redemption proceeds per share	$7.29
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2023 (unaudited)

Investment Income:
Dividends (including $186,362 received from affiliated holdings* and net of foreign taxes withheld of $538)			$1,894,187
Net income on securities loaned (includes $95 earned from affiliated holdings* related to cash collateral balances) (Note 2)			4
TOTAL INCOME			1,894,191
Expenses:
Management fee (Note 5)		$300,071
Custodian fees		18,921
Transfer agent fees (Note 2)		130,225
Directors’/Trustees’ fees (Note 5)		2,282
Auditing fees		14,365
Legal fees		6,170
Distribution services fee (Note 5)		268,782
Other service fees (Notes 2 and 5)		106,483
Portfolio accounting fees		72,019
Share registration costs		32,089
Printing and postage		10,486
Miscellaneous (Note 5)		40,679
TOTAL EXPENSES		1,002,572
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(182,385)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(107,484)
TOTAL WAIVERS AND REIMBURSEMENTS		(289,869)
Net expenses			712,703
Net investment income			1,181,488
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $2,540 on sales of investments in affiliated holdings*)	38,540,044
Net realized loss on futures contracts	(278,830)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $689 of investments in affiliated holdings*)	(25,706,608)
Net change in unrealized depreciation of futures contracts	452,408
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	13,007,014
Change in net assets resulting from operations	$14,188,502
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2023	Year Ended 10/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,181,488	$2,388,202
Net realized gain	38,261,214	31,472,069
Net change in unrealized appreciation/depreciation	(25,254,200)	(79,421,725)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,188,502	(45,561,454)
Distributions to Shareholders:
Class C Shares	(3,716,883)	(5,276,654)
Class R Shares	(4,536,761)	(6,227,826)
Institutional Shares	(15,466,200)	(23,521,844)
Service Shares	(8,588,283)	(13,162,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,308,127)	(48,188,367)
Share Transactions:
Proceeds from sale of shares	8,436,605	27,883,744
Net asset value of shares issued to shareholders in payment of distributions declared	31,465,185	46,905,452
Cost of shares redeemed	(67,531,096)	(74,538,410)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,629,306)	250,786
Change in net assets	(45,748,931)	(93,499,035)
Net Assets:
Beginning of period	235,423,660	328,922,695
End of period	$189,674,729	$235,423,660
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $289,869 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$12,846	$—
Class R Shares	51,411	(3,433)
Institutional Shares	37,462	(17,196)
Service Shares	28,506	(13,305)
TOTAL	$130,225	$(33,934)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$32,933
Service Shares	73,550
TOTAL	$106,483
For the six months ended April 30, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Semi-Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $6,678,536. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities
Semi-Annual Shareholder Report

while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2023, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$388,025*
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(278,830)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$452,408
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	155,361	$1,052,400	245,937	$2,089,360
Shares issued to shareholders in payment of distributions declared	532,646	3,504,441	555,042	4,948,419
Shares redeemed	(278,026)	(1,904,487)	(721,177)	(6,054,782)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	409,981	$2,652,354	79,802	$982,997

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	301,104	$2,150,066	820,066	$7,150,394
Shares issued to shareholders in payment of distributions declared	659,529	4,533,778	673,510	6,224,177
Shares redeemed	(741,303)	(5,227,901)	(1,294,592)	(11,158,000)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	219,330	$1,455,943	198,984	$2,216,571

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	470,599	$3,482,888	1,231,030	$11,225,888
Shares issued to shareholders in payment of distributions declared	2,102,638	14,971,598	2,398,022	22,778,386
Shares redeemed	(7,786,956)	(55,064,117)	(3,598,518)	(32,335,788)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,213,719)	$(36,609,631)	30,534	$1,668,486

	Six Months Ended 4/30/2023		Year Ended 10/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	244,618	$1,751,251	836,140	$7,418,102
Shares issued to shareholders in payment of distributions declared	1,225,181	8,455,368	1,399,377	12,954,470
Shares redeemed	(757,769)	(5,334,591)	(2,870,965)	(24,989,840)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	712,030	$4,872,028	(635,448)	$(4,617,268)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,872,378)	$(27,629,306)	(326,128)	$250,786
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4. FEDERAL TAX INFORMATION
At April 30, 2023, the cost of investments for federal tax purposes was $51,836,290. The net unrealized appreciation of investments for federal tax purposes was $137,877,673. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $139,795,467 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,917,794. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2023, the Manager voluntarily waived $177,896 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2023, the Manager reimbursed $4,489.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$99,127	$—
Class R Shares	79,777	—
Service Shares	89,878	(73,550)
TOTAL	$268,782	$(73,550)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2023, FSC retained $52,741 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended April 30, 2023, FSSC received $2,561 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2023, were as follows:
Purchases	$28,938,173
Sales	$87,812,081
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2023, the Fund had no outstanding loans. During the six months ended April 30, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2023, there were no outstanding loans. During the six months ended April 30, 2023, the program was not utilized.
10. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains,
Semi-Annual Shareholder Report

workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,075.40	$7.26
Class R Shares	$1,000	$1,077.80	$5.72
Institutional Shares	$1,000	$1,082.00	$1.86
Service Shares	$1,000	$1,080.00	$3.40
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.05
Class R Shares	$1,000	$1,019.29	$5.56
Institutional Shares	$1,000	$1,023.01	$1.81
Service Shares	$1,000	$1,021.52	$3.31
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.41%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
federated HERMES max-cap index fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2023